Income tax (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Historical loss	$ 19,544
Adjusted losses	17,497
Amortized losses
Total amount outstanding to amortize	17,497
Unrecognized net operating losses	(16,717)
Net unused tax losses deferred tax asset recognised	$ 780
Tax rate	30.00%	30.00%	30.00%
Deferred income tax	$ 234
Vuela Aviacion [Member]
IfrsStatementLineItems [Line Items]
Historical loss	15,529
Adjusted losses	15,019
Amortized losses
Total amount outstanding to amortize	15,019
Comercializadora [Member]
IfrsStatementLineItems [Line Items]
Historical loss	3,345
Adjusted losses	1,698
Amortized losses
Total amount outstanding to amortize	1,698
Viajes Vuela [Member]
IfrsStatementLineItems [Line Items]
Historical loss	670
Adjusted losses	780
Amortized losses
Total amount outstanding to amortize	$ 780